Right-of-use assets and lease liabilities - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Additions	SFr 291.2	SFr 153.8
Lease modification	6.4	6.4
Stores & showrooms
Disclosure of quantitative information about right-of-use assets [line items]
Additions	137.8	76.2
Lease modification	SFr 2.6	SFr 4.4